                                                           March 12, 2009

                                              U.S. Securities and Exchange Commission
                                                         100 F Street, N.E.
                                                        Washington, DC 20549

                               Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                                                        (File No. 811-07975)

SP Advisor Variable Annuity
(File No.: 333-62242)
 SP Annuity One/Plus Variable Annuity
(File No.: 333-49230)
SP FlexElite Variable Annuity
(File No.: 333-99275)
SP Select Variable Annuity
(File No.: 333-62238)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following annual reports for the period ending December 31, 2008 to the contract owners.

In addition to the information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 Filer/Entity:             Advanced Series Trust
 Registration No.:         811-05186
 CIK No.:                  0000814679
 Accession No.:            0001209286-09-000146
 Date of Filing:           03/11/2009

 Filer/Entity:             Evergreen Variable Annuity Trust Fund
 Registration No.:         811- 08716

 CIK No.:         0000928754
 Accession No.:            001133228-09-000124
 Date of Filing:           02/23/2009

Filer/Entity:              Nationwide Variable Insurance Trust
Registration No.           811-03213

CIK No.:          0000353905
Accession No.:             0000893220-09-000484
Date of Filing:            03/06/2009

Filer/Entity:              Janus Aspen Series
Registration No.:          811-07736

CIK No.:          0000906185
Accession No.:             0001035704-09-000004
Date of Filing:            02/26/2009

Filer/Entity:              The Prudential Series Fund
Registration No.:          811-03623

CIK No.:          0000711175
Accession No.:             0001193125-09-047660
Date of Filing:            03/06/2009

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 C. Christopher Sprague
 /s/ C. Christopher Sprague
 Vice President, Corporate Counsel

                                                           March 12, 2009

                                                 Securities and Exchange Commission
                                                         100 F Street, N.E.
                                                        Washington, DC 20549

                               Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                                                        (File No. 811-07975)

Discovery Choice Variable Annuity
(File No. 333-86083)

Discovery Select Variable Annuity
(File No. 333-18117)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following annual reports for the period ending December 31, 2008 to the contract owners.

In addition to the information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

                         Filer/Entity:               AIM Variable Insurance Funds
                         Registration No.:           811-07452
                         CIK No.:                    0000896435
                         Accession No.:              0000950129-09-000601
                         Date of Filing:             02/26/2009

                         Filer/Entity:               AllianceBernstein Variable Products Series Fund Inc.
                         Registration No.:           811-05398

                         CIK No.:                    0000825316
                         Accession No.:              0001193125-09-034789
                         Date of Filing:             02/23/2009

                         Filer/Entity:                  American Century Variable Portfolios, Inc.
                         Registration No.:          811-05188
                         CIK No.:                      0000814680

                         Accession No.:             0000814680-09-000007
                         Date of Filing:              02/26/2009

                         Filer/Entity:                 Credit Suisse Trust
                         Registration No.:         811-07261
                         CIK No.:                     0000941568

                         Accession No.:            0001104659-09-014920
                         Date of Filing:             03/06/2009

                         Filer/Entity:                  Davis Variable Account Fund, Inc.
                         Registration No.:          811-09293
                         CIK No.:                      0001084060

                         Accession No.:             0001084060-09-000002
                         Date of Filing:              02/23/2009

                         Filer/Entity:                 Dreyfus Variable Investment Funds, Inc.
                         Registration No.:          811-05125
                         CIK No.:                      0000813383

                         Accession No.:             0000813383-09-000004
                         Date of Filing:              02/18/2009

                         Filer/Entity:                  Franklin Templeton Variable Insurance Products Trust
                         Registration No.:          811-05583
                         CIK No.:                      0000837274

                         Accession No.:             0001193125-09-036024
                         Date of Filing:              02/24/2009

                         Filer/Entity:                  Janus Aspen Series - Institutional Shares
                         Registration No.:          811-07736
                         CIK No.:                      0000906185

                         Accession No.:             0001035704-09-000004
                         Date of Filing:              02/26/2009

                         Filer/Entity:                 MFS Variable Insurance Trust
                         Registration No.:         811-08326
                         CIK No.:                      0000918571

                         Accession No.:            0000950156-09-048189
                         Date of Filing:            03/09/2009

                         Filer/Entity:                  Premier VIT
                         Registration No.:          811-08512
                         CIK No.:                      0000923185

                         Accession No.:            0001104659-09-015130
                         Date of Filing:             03/06/2009

                         Filer/Entity:                  T. Rowe Price Equity Series Inc. - Equity Income Portfolio
                         Registration No.:          811-07143
                         CIK No.:                      0000918294

                         Accession No.:             0000918294-09-000014
                         Date of Filing:              02/20/2009

                         Filer/Entity:               T. Rowe Price International Series, Inc. International Stock
                         Portfolio
                         Registration No.:        811-07145
                         CIK No.:                    0000918292

                         Accession No.:           0000918292-09-000002
                         Date of Filing:           02/20/2009

                         Filer/Entity               The Prudential Series Fund
                         Registration No.:       811-03623
                         CIK No.:                   0000711175

                         Accession No.:          0001193125-09-047660
                         Date of Filing:           03/06/2009

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

C. Christopher Sprague
/s/ C. Christopher Sprague
 Vice President and Corporate Counsel

                                                           March 12, 2009

                                              U.S. Securities and Exchange Commission

                                                         100 F Street, N.E.
                                                        Washington, DC 20549

                               Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                                                        (File No. 811-07975)

Premier Variable Annuity (B,L,X)
(File No.: 333-131035)
Premier Variable Annuity (Bb)
(File No.: 333-144657)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following annual reports for the period ending December 31, 2008 to the contract owners.

In addition to the information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

Filer/Entity:              Advanced Series Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-09-000146
Date of Filing:            03/11/2009

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No.:          811-05583
CIK No.:          0000837274
Accession No.:             0001193125-09-036024
Date of Filing:            02/24/2009

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

C. Christopher Sprague
/s/ C. Christopher Sprague
Vice President and Corporate Counsel